RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.  RELATED PARTY TRANSACTIONS

Amounts due from a Related Party

The balance as of December 31, 2020 consisted interest receivable with interest rate of 4.35% for a loan provided to the subsidiary of Loto Interactive by E-Sun Sky Network. In January 2021, the balance has been fully paid.

The balance as of June 30, 2021 consisted of the loan provided by Loto Interactive to a subsidiary of its equitiy securities without readily determinable fair values investee in prior year and was consolidated by the Group as a result of the consolidation of Loto Interactive on March 31, 2021. As of June 30, 2021, the balance of due from a related party was in the amount of RMB808 (US$125).

Amounts due to related parties

There was no amount due to related parties as of December 31, 2020.

The balance as of June 30, 2021 mainly consisted of the payment of property and equipment made by a former shareholder of a subsidiary of the Group on behalf of Loto Interactive, and outstanding payable for business cooperation due to a minority interest shareholder of a subsidiary of Loto Interactive, and the expense paid by a director of a subsidiary of the Group on behalf of Loto Interactive. As of June 30, 2021, the balance of due to related parties was in the amount of RMB2,491 (US$386).

Related Party transactions

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
Interest from loan to the subsidiary of Loto Interactive	129	—	—
Other operating income from management service provided to the subsidiary of Loto Interactive	127	—	—
	256	—	—

For the six months ended June 30, 2020, the Company also paid expense on behalf of the Loto Interactive in the amount of RMB54. As of June 30, 2020, Loto Interactive has repaid the full amount to the Group.